Supplemental Cash Flow Information - Changes in Non-Cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of cash flows, additional disclosures [Abstract]
Sales tax recoverable	$ (12,497)	$ (6,470)
Accounts receivable	(57,161)	(5,887)
Biological assets	(40,486)	1,447
Inventory	(9,798)	(10,437)
Prepaid and other current assets	(11,039)	(8,236)
Accounts payable and accrued liabilities	103,146	3,105
Income taxes payable	(8,529)	1,659
Deferred revenue	(1,588)	(573)
Changes in operating assets and liabilities	$ (37,952)	$ (25,392)